Shareholder Report	3 Months Ended	6 Months Ended	12 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			Northern Lights Fund Trust
Entity Central Index Key			0001314414
Entity Investment Company Type			N-1A
Document Period End Date			Dec. 31, 2024
C000250884
Shareholder Report [Line Items]
Fund Name	BTS Enhanced Equity Income Fund
Class Name	Class A Shares
Trading Symbol	EEQAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/enhanced-equity-income.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$36	1.55%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The BTS Enhanced Equity Income Fund began operations in 2024, with Class I shares launching on June 28, 2024, and Class A shares on October 4, 2024. From June 28, 2024 to December 31, 2024 Class I returned 1.48% compared to the S&P 500’s 8.44%. From October 4, 2024 to December 31, 2024, Class A returned -6.02%, while the S&P 500 returned 2.58%. In Q3 2024, value stocks and value equity income stocks outperformed as market participants rotated away from growth stocks, driven by expectations of lower rates in 2025 and strong economic momentum. The Fund’s three principal strategies—BTS Dividend Aristocrats (40%), BTS Equity Fortress (30%), and BTS Highest Yielding Equity (20%)—had significant value exposure. As a result, Class I returned 7.92%, outperforming the S&P 500’s 5.89%. During an -8.45% drawdown in the S&P 500 from 6/16 to 8/5, the Fund experienced roughly half the decline, benefiting from its diversification away from concentrated growth stocks. Market volatility in Q3 was triggered by a rise in the unemployment rate, which activated the “Sahm Rule” (a recession signal), and the unwinding of popular currency carry trades. The Magnificent 7 tech stocks, which dominate the S&P 500 and have growth characteristics, underperformed, while the Fund’s value-focused strategy provided relative resilience. However, Q4 performance was impacted by two major headwinds. First, expectations of a Trump presidency pushed speculative assets, like cryptocurrency and AI-related stocks, higher, reducing demand for value stocks. Second, the Fed’s December FOMC meeting signaled a higher-for-longer rate policy into 2025, making high-dividend stocks less attractive relative to cash yields expected to exceed 4%. As a result, Class I shares returned -5.97% in Q4, while the S&P 500 returned 2.39%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BTS Enhanced Equity Income Fund	S&P 500® Index
Oct-2024	$9,625	$10,000
Dec-2024	$9,045	$10,258

Average Annual Return [Table Text Block]
Since Inception (October 4, 2024)
BTS Enhanced Equity Income Fund
Without Load	-6.02%
With Load	-9.55%
S&P 500® Index	2.58%

Performance Inception Date				Oct. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 7,934,087	$ 7,934,087	$ 7,934,087	$ 7,934,087
Holdings Count | Holding	53	53	53	53
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$7,934,087 Number of Portfolio Holdings53 Advisory Fee $0 Portfolio Turnover113%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.4%
Exchange-Traded Funds	8.0%
Money Market Funds	1.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hormel Foods Corporation	6.5%
J M Smucker Company (The)	5.6%
Alphabet, Inc., Class A	4.2%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Equity Premium Income ETF	4.0%
JPMorgan Nasdaq Equity Premium Income ETF	4.0%
Nucor Corporation	3.1%
Cisco Systems, Inc.	2.8%
Skyworks Solutions, Inc.	2.8%
Comcast Corporation, Class A	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000250886
Shareholder Report [Line Items]
Fund Name		BTS Enhanced Equity Income Fund
Class Name		Class I Shares
Trading Symbol		EEQIX
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information Phone Number		1-877-287-9820
Additional Information Website		https://www.btsfunds.com/funds/enhanced-equity-income.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$67	1.30%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		1.30%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The BTS Enhanced Equity Income Fund began operations in 2024, with Class I shares launching on June 28, 2024, and Class A shares on October 4, 2024. From June 28, 2024 to December 31, 2024 Class I returned 1.48% compared to the S&P 500’s 8.44%. From October 4, 2024 to December 31, 2024, Class A returned -6.02%, while the S&P 500 returned 2.58%. In Q3 2024, value stocks and value equity income stocks outperformed as market participants rotated away from growth stocks, driven by expectations of lower rates in 2025 and strong economic momentum. The Fund’s three principal strategies—BTS Dividend Aristocrats (40%), BTS Equity Fortress (30%), and BTS Highest Yielding Equity (20%)—had significant value exposure. As a result, Class I returned 7.92%, outperforming the S&P 500’s 5.89%. During an -8.45% drawdown in the S&P 500 from 6/16 to 8/5, the Fund experienced roughly half the decline, benefiting from its diversification away from concentrated growth stocks. Market volatility in Q3 was triggered by a rise in the unemployment rate, which activated the “Sahm Rule” (a recession signal), and the unwinding of popular currency carry trades. The Magnificent 7 tech stocks, which dominate the S&P 500 and have growth characteristics, underperformed, while the Fund’s value-focused strategy provided relative resilience. However, Q4 performance was impacted by two major headwinds. First, expectations of a Trump presidency pushed speculative assets, like cryptocurrency and AI-related stocks, higher, reducing demand for value stocks. Second, the Fed’s December FOMC meeting signaled a higher-for-longer rate policy into 2025, making high-dividend stocks less attractive relative to cash yields expected to exceed 4%. As a result, Class I shares returned -5.97% in Q4, while the S&P 500 returned 2.39%.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BTS Enhanced Equity Income Fund	S&P 500® Index
06/28/24	$100,000	$100,000
12/31/24	$101,483	$108,438

Average Annual Return [Table Text Block]
Since Inception (June 28, 2024)
BTS Enhanced Equity Income Fund	1.48%
S&P 500® Index	8.44%

Performance Inception Date				Jun. 28, 2024
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 7,934,087	$ 7,934,087	$ 7,934,087	$ 7,934,087
Holdings Count | Holding	53	53	53	53
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		113.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$7,934,087 Number of Portfolio Holdings53 Advisory Fee $0 Portfolio Turnover113%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.4%
Exchange-Traded Funds	8.0%
Money Market Funds	1.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hormel Foods Corporation	6.5%
J M Smucker Company (The)	5.6%
Alphabet, Inc., Class A	4.2%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Equity Premium Income ETF	4.0%
JPMorgan Nasdaq Equity Premium Income ETF	4.0%
Nucor Corporation	3.1%
Cisco Systems, Inc.	2.8%
Skyworks Solutions, Inc.	2.8%
Comcast Corporation, Class A	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000199071
Shareholder Report [Line Items]
Fund Name			BTS Managed Income Fund
Class Name			Class A Shares
Trading Symbol			BTSAX
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information Phone Number			1-877-287-9820
Additional Information Website			https://www.btsfunds.com/funds/managed-income-fund.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$180	1.75%

Expenses Paid, Amount			$ 180
Expense Ratio, Percent			1.75%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

In 2024, the BTS Managed Income Fund (Class I) returned 6.09%, while Class A, Class C, and Class R returned 5.82%, 4.96%, and 5.56%, respectively. In contrast, the Bloomberg U.S. Aggregate Bond Index returned 1.25%. The Fund successfully navigated bond market volatility as the Federal Reserve’s rate path remained uncertain. In April, high inflation and strong economic data pushed the 10-year U.S. Treasury yield to 4.7%, triggering a 2.11% peak-to-trough drawdown for Class I shares. However, the Fund’s Risk Management Strategy (30-40% allocation) remained in high-yield bonds, which exhibited lower interest rate sensitivity. The Income Strategy (60-70%) was allocated across equity income and bond asset classes with lower interest rate exposure, such as floating rate corporate debt, CLOs, senior loans, and variable rate preferred debt. About 10-15% exposure to Treasury, municipal, and international bonds contributed more to the drawdown. Despite this, the Fund outperformed the aggregate bond index and recovered by early May. As inflation concerns eased, the Fed signaled rate cuts beginning in 2024. From May to September, optimism about economic momentum and anticipated rate reductions fueled a rally, during which the Class I share gained 5.83%. Both the Risk Management and Diversified Income Core strategies contributed to strong performance. In Q4, bond market volatility returned as markets priced in a potential Trump victory. Despite a 0.75% rate reduction from September to November, the 10-year Treasury yield jumped from 3.6% to 4.4% amid fiscal policy uncertainty. At its December meeting, the Fed paused further cuts, revising its 2025 outlook from 2-4 cuts to a maximum of two. The Fund’s tactical positioning in high-yield bonds, along with reduced exposure to interest rate-sensitive bonds, helped mitigate drawdowns (1-2% peak-to-trough vs. 3-4% in the broader market). BTS adjusted allocations in Q4 to favor equity income assets and lower interest rate-sensitive bonds, limiting downside risks.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$9,497	$10,000
Dec-2019	$9,882	$10,872
Dec-2020	$10,725	$11,688
Dec-2021	$10,588	$11,508
Dec-2022	$9,269	$10,010
Dec-2023	$9,767	$10,564
Dec-2024	$10,335	$10,696

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund
Without Load	5.82%	0.90%	1.42%
With Load	1.81%	-0.14%	0.55%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.13%

Performance Inception Date				Dec. 31, 2018
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date			Dec. 31, 2024
AssetsNet	$ 7,603,397	$ 7,603,397	$ 7,603,397	$ 7,603,397
Holdings Count | Holding	16	16	16	16
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			216.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$7,603,397 Number of Portfolio Holdings16 Advisory Fee (net of waivers)$0 Portfolio Turnover216%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.5%
Money Market Funds	1.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	18.9%
iShares Floating Rate Bond ETF	11.9%
SPDR Portfolio High Yield Bond ETF	7.9%
Vanguard Dividend Appreciation ETF	7.9%
SPDR Bloomberg High Yield Bond ETF	6.0%
iShares Treasury Floating Rate Bond ETF	6.0%
iShares 1-3 Year Treasury Bond ETF	6.0%
SPDR Bloomberg International Corporate Bond ETF	5.9%
Invesco CEF Income Composite ETF	4.0%
Janus Henderson B-BBB CLO ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000199072
Shareholder Report [Line Items]
Fund Name			BTS Managed Income Fund
Class Name			Class C Shares
Trading Symbol			BTSCX
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information Phone Number			1-877-287-9820
Additional Information Website			https://www.btsfunds.com/funds/managed-income-fund.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$256	2.50%

Expenses Paid, Amount			$ 256
Expense Ratio, Percent			2.50%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

In 2024, the BTS Managed Income Fund (Class I) returned 6.09%, while Class A, Class C, and Class R returned 5.82%, 4.96%, and 5.56%, respectively. In contrast, the Bloomberg U.S. Aggregate Bond Index returned 1.25%. The Fund successfully navigated bond market volatility as the Federal Reserve’s rate path remained uncertain. In April, high inflation and strong economic data pushed the 10-year U.S. Treasury yield to 4.7%, triggering a 2.11% peak-to-trough drawdown for Class I shares. However, the Fund’s Risk Management Strategy (30-40% allocation) remained in high-yield bonds, which exhibited lower interest rate sensitivity. The Income Strategy (60-70%) was allocated across equity income and bond asset classes with lower interest rate exposure, such as floating rate corporate debt, CLOs, senior loans, and variable rate preferred debt. About 10-15% exposure to Treasury, municipal, and international bonds contributed more to the drawdown. Despite this, the Fund outperformed the aggregate bond index and recovered by early May. As inflation concerns eased, the Fed signaled rate cuts beginning in 2024. From May to September, optimism about economic momentum and anticipated rate reductions fueled a rally, during which the Class I share gained 5.83%. Both the Risk Management and Diversified Income Core strategies contributed to strong performance. In Q4, bond market volatility returned as markets priced in a potential Trump victory. Despite a 0.75% rate reduction from September to November, the 10-year Treasury yield jumped from 3.6% to 4.4% amid fiscal policy uncertainty. At its December meeting, the Fed paused further cuts, revising its 2025 outlook from 2-4 cuts to a maximum of two. The Fund’s tactical positioning in high-yield bonds, along with reduced exposure to interest rate-sensitive bonds, helped mitigate drawdowns (1-2% peak-to-trough vs. 3-4% in the broader market). BTS adjusted allocations in Q4 to favor equity income assets and lower interest rate-sensitive bonds, limiting downside risks.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000
Dec-2019	$10,406	$10,872
Dec-2020	$11,294	$11,688
Dec-2021	$11,068	$11,508
Dec-2022	$9,613	$10,010
Dec-2023	$10,049	$10,564
Dec-2024	$10,548	$10,696

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund	4.96%	0.27%	0.89%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.13%

Performance Inception Date				Dec. 31, 2018
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date			Dec. 31, 2024
AssetsNet	$ 7,603,397	$ 7,603,397	$ 7,603,397	$ 7,603,397
Holdings Count | Holding	16	16	16	16
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			216.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$7,603,397 Number of Portfolio Holdings16 Advisory Fee (net of waivers)$0 Portfolio Turnover216%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.5%
Money Market Funds	1.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	18.9%
iShares Floating Rate Bond ETF	11.9%
SPDR Portfolio High Yield Bond ETF	7.9%
Vanguard Dividend Appreciation ETF	7.9%
SPDR Bloomberg High Yield Bond ETF	6.0%
iShares Treasury Floating Rate Bond ETF	6.0%
iShares 1-3 Year Treasury Bond ETF	6.0%
SPDR Bloomberg International Corporate Bond ETF	5.9%
Invesco CEF Income Composite ETF	4.0%
Janus Henderson B-BBB CLO ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000199073
Shareholder Report [Line Items]
Fund Name			BTS Managed Income Fund
Class Name			Class I Shares
Trading Symbol			BTSIX
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information Phone Number			1-877-287-9820
Additional Information Website			https://www.btsfunds.com/funds/managed-income-fund.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$156	1.51%

Expenses Paid, Amount			$ 156
Expense Ratio, Percent			1.51%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

In 2024, the BTS Managed Income Fund (Class I) returned 6.09%, while Class A, Class C, and Class R returned 5.82%, 4.96%, and 5.56%, respectively. In contrast, the Bloomberg U.S. Aggregate Bond Index returned 1.25%. The Fund successfully navigated bond market volatility as the Federal Reserve’s rate path remained uncertain. In April, high inflation and strong economic data pushed the 10-year U.S. Treasury yield to 4.7%, triggering a 2.11% peak-to-trough drawdown for Class I shares. However, the Fund’s Risk Management Strategy (30-40% allocation) remained in high-yield bonds, which exhibited lower interest rate sensitivity. The Income Strategy (60-70%) was allocated across equity income and bond asset classes with lower interest rate exposure, such as floating rate corporate debt, CLOs, senior loans, and variable rate preferred debt. About 10-15% exposure to Treasury, municipal, and international bonds contributed more to the drawdown. Despite this, the Fund outperformed the aggregate bond index and recovered by early May. As inflation concerns eased, the Fed signaled rate cuts beginning in 2024. From May to September, optimism about economic momentum and anticipated rate reductions fueled a rally, during which the Class I share gained 5.83%. Both the Risk Management and Diversified Income Core strategies contributed to strong performance. In Q4, bond market volatility returned as markets priced in a potential Trump victory. Despite a 0.75% rate reduction from September to November, the 10-year Treasury yield jumped from 3.6% to 4.4% amid fiscal policy uncertainty. At its December meeting, the Fed paused further cuts, revising its 2025 outlook from 2-4 cuts to a maximum of two. The Fund’s tactical positioning in high-yield bonds, along with reduced exposure to interest rate-sensitive bonds, helped mitigate drawdowns (1-2% peak-to-trough vs. 3-4% in the broader market). BTS adjusted allocations in Q4 to favor equity income assets and lower interest rate-sensitive bonds, limiting downside risks.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
12/31/18	$100,000	$100,000
12/31/19	$104,062	$108,717
12/31/20	$113,047	$116,878
12/31/21	$111,758	$115,076
12/31/22	$97,987	$100,104
12/31/23	$103,521	$105,639
12/31/24	$109,830	$106,959

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund	6.09%	1.08%	1.58%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.13%

Performance Inception Date				Dec. 31, 2018
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date			Dec. 31, 2024
AssetsNet	$ 7,603,397	$ 7,603,397	$ 7,603,397	$ 7,603,397
Holdings Count | Holding	16	16	16	16
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			216.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$7,603,397 Number of Portfolio Holdings16 Advisory Fee (net of waivers)$0 Portfolio Turnover216%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.5%
Money Market Funds	1.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	18.9%
iShares Floating Rate Bond ETF	11.9%
SPDR Portfolio High Yield Bond ETF	7.9%
Vanguard Dividend Appreciation ETF	7.9%
SPDR Bloomberg High Yield Bond ETF	6.0%
iShares Treasury Floating Rate Bond ETF	6.0%
iShares 1-3 Year Treasury Bond ETF	6.0%
SPDR Bloomberg International Corporate Bond ETF	5.9%
Invesco CEF Income Composite ETF	4.0%
Janus Henderson B-BBB CLO ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000199074
Shareholder Report [Line Items]
Fund Name			BTS Managed Income Fund
Class Name			Class R Shares
Trading Symbol			BTSRX
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information Phone Number			1-877-287-9820
Additional Information Website			https://www.btsfunds.com/funds/managed-income-fund.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$206	2.00%

Expenses Paid, Amount			$ 206
Expense Ratio, Percent			2.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

In 2024, the BTS Managed Income Fund (Class I) returned 6.09%, while Class A, Class C, and Class R returned 5.82%, 4.96%, and 5.56%, respectively. In contrast, the Bloomberg U.S. Aggregate Bond Index returned 1.25%. The Fund successfully navigated bond market volatility as the Federal Reserve’s rate path remained uncertain. In April, high inflation and strong economic data pushed the 10-year U.S. Treasury yield to 4.7%, triggering a 2.11% peak-to-trough drawdown for Class I shares. However, the Fund’s Risk Management Strategy (30-40% allocation) remained in high-yield bonds, which exhibited lower interest rate sensitivity. The Income Strategy (60-70%) was allocated across equity income and bond asset classes with lower interest rate exposure, such as floating rate corporate debt, CLOs, senior loans, and variable rate preferred debt. About 10-15% exposure to Treasury, municipal, and international bonds contributed more to the drawdown. Despite this, the Fund outperformed the aggregate bond index and recovered by early May. As inflation concerns eased, the Fed signaled rate cuts beginning in 2024. From May to September, optimism about economic momentum and anticipated rate reductions fueled a rally, during which the Class I share gained 5.83%. Both the Risk Management and Diversified Income Core strategies contributed to strong performance. In Q4, bond market volatility returned as markets priced in a potential Trump victory. Despite a 0.75% rate reduction from September to November, the 10-year Treasury yield jumped from 3.6% to 4.4% amid fiscal policy uncertainty. At its December meeting, the Fed paused further cuts, revising its 2025 outlook from 2-4 cuts to a maximum of two. The Fund’s tactical positioning in high-yield bonds, along with reduced exposure to interest rate-sensitive bonds, helped mitigate drawdowns (1-2% peak-to-trough vs. 3-4% in the broader market). BTS adjusted allocations in Q4 to favor equity income assets and lower interest rate-sensitive bonds, limiting downside risks.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000
Dec-2019	$10,406	$10,872
Dec-2020	$11,297	$11,688
Dec-2021	$11,132	$11,508
Dec-2022	$9,716	$10,010
Dec-2023	$10,201	$10,564
Dec-2024	$10,768	$10,696

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund	5.56%	0.69%	1.24%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.13%

Performance Inception Date				Dec. 31, 2018
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date			Dec. 31, 2024
AssetsNet	$ 7,603,397	$ 7,603,397	$ 7,603,397	$ 7,603,397
Holdings Count | Holding	16	16	16	16
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			216.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$7,603,397 Number of Portfolio Holdings16 Advisory Fee (net of waivers)$0 Portfolio Turnover216%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.5%
Money Market Funds	1.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	18.9%
iShares Floating Rate Bond ETF	11.9%
SPDR Portfolio High Yield Bond ETF	7.9%
Vanguard Dividend Appreciation ETF	7.9%
SPDR Bloomberg High Yield Bond ETF	6.0%
iShares Treasury Floating Rate Bond ETF	6.0%
iShares 1-3 Year Treasury Bond ETF	6.0%
SPDR Bloomberg International Corporate Bond ETF	5.9%
Invesco CEF Income Composite ETF	4.0%
Janus Henderson B-BBB CLO ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000126293
Shareholder Report [Line Items]
Fund Name			BTS Tactical Fixed Income Fund
Class Name			Class A Shares
Trading Symbol			BTFAX
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information Phone Number			1-877-287-9820
Additional Information Website			https://www.btsfunds.com/funds/tactical-fixed-income.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$199	1.94%

Expenses Paid, Amount			$ 199
Expense Ratio, Percent			1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In 2024, the BTS Tactical Fixed Income Fund (Class I) returned 5.59%, while Class A, Class C, and Class R returned 5.29%, 4.54%, and 5.02%, respectively. In contrast, the Bloomberg U.S. Aggregate Bond Index returned 1.25%. The Fund successfully navigated bond market volatility as the Federal Reserve’s rate path remained uncertain. In April, high inflation and strong economic data pushed the 10-year U.S. Treasury yield to 4.7%, triggering a 2.33% peak-to-trough drawdown for Class I shares. However, our allocation to high-yield bonds, which exhibited lower interest rate sensitivity, allowed the Fund to recover by early May. As inflation concerns eased, the Fed signaled rate cuts beginning in 2024. From May to September, optimism about economic momentum and anticipated rate reductions fueled a rally, during which the Class I share gained 6.63%. Our positioning in high-yield bonds capitalized on strong market sentiment. In Q4, bond market volatility returned as markets priced in a potential Trump victory. Despite a 0.75% interest rate reduction from September to November by the Federal Reserve, the 10-year Treasury yield jumped from 3.6% to 4.4% amid fiscal policy uncertainty. At its December meeting, the Fed paused further cuts, revising its 2025 outlook from 2-4 cuts to a maximum of two. These developments impacted rate-sensitive bonds more than our tactical high-yield positioning. The Fund’s Q4 peak-to-trough drawdowns remained within 1-2%, compared to 3-4% in the broader bond market.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BTS Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$9,500	$10,000
Dec-2015	$9,280	$10,055
Dec-2016	$10,560	$10,321
Dec-2017	$10,862	$10,687
Dec-2018	$10,154	$10,688
Dec-2019	$10,590	$11,620
Dec-2020	$10,741	$12,492
Dec-2021	$10,508	$12,299
Dec-2022	$9,163	$10,699
Dec-2023	$9,355	$11,291
Dec-2024	$9,850	$11,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
BTS Tactical Fixed Income Fund
Without Load	5.29%	-1.44%	0.36%
With Load	1.34%	-2.44%	-0.15%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date			Dec. 31, 2024
AssetsNet	$ 58,549,885	$ 58,549,885	$ 58,549,885	$ 58,549,885
Holdings Count | Holding	5	5	5	5
Advisory Fees Paid, Amount			$ 661,877
InvestmentCompanyPortfolioTurnover			32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$58,549,885 Number of Portfolio Holdings5 Advisory Fee $661,877 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.0%
Money Market Funds	17.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	69.4%
SPDR Bloomberg High Yield Bond ETF	20.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	20.1%
iShares Broad USD High Yield Corporate Bond ETF	10.2%
Fidelity Investments Money Market Government Portfolio, Class I	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000126294
Shareholder Report [Line Items]
Fund Name			BTS Tactical Fixed Income Fund
Class Name			Class C Shares
Trading Symbol			BTFCX
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information Phone Number			1-877-287-9820
Additional Information Website			https://www.btsfunds.com/funds/tactical-fixed-income.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$275	2.69%

Expenses Paid, Amount			$ 275
Expense Ratio, Percent			2.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In 2024, the BTS Tactical Fixed Income Fund (Class I) returned 5.59%, while Class A, Class C, and Class R returned 5.29%, 4.54%, and 5.02%, respectively. In contrast, the Bloomberg U.S. Aggregate Bond Index returned 1.25%. The Fund successfully navigated bond market volatility as the Federal Reserve’s rate path remained uncertain. In April, high inflation and strong economic data pushed the 10-year U.S. Treasury yield to 4.7%, triggering a 2.33% peak-to-trough drawdown for Class I shares. However, our allocation to high-yield bonds, which exhibited lower interest rate sensitivity, allowed the Fund to recover by early May. As inflation concerns eased, the Fed signaled rate cuts beginning in 2024. From May to September, optimism about economic momentum and anticipated rate reductions fueled a rally, during which the Class I share gained 6.63%. Our positioning in high-yield bonds capitalized on strong market sentiment. In Q4, bond market volatility returned as markets priced in a potential Trump victory. Despite a 0.75% interest rate reduction from September to November by the Federal Reserve, the 10-year Treasury yield jumped from 3.6% to 4.4% amid fiscal policy uncertainty. At its December meeting, the Fed paused further cuts, revising its 2025 outlook from 2-4 cuts to a maximum of two. These developments impacted rate-sensitive bonds more than our tactical high-yield positioning. The Fund’s Q4 peak-to-trough drawdowns remained within 1-2%, compared to 3-4% in the broader bond market.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BTS Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,698	$10,055
Dec-2016	$10,954	$10,321
Dec-2017	$11,176	$10,687
Dec-2018	$10,377	$10,688
Dec-2019	$10,744	$11,620
Dec-2020	$10,815	$12,492
Dec-2021	$10,496	$12,299
Dec-2022	$9,086	$10,699
Dec-2023	$9,207	$11,291
Dec-2024	$9,625	$11,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
BTS Tactical Fixed Income Fund	4.54%	-2.18%	-0.38%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date			Dec. 31, 2024
AssetsNet	$ 58,549,885	$ 58,549,885	$ 58,549,885	$ 58,549,885
Holdings Count | Holding	5	5	5	5
Advisory Fees Paid, Amount			$ 661,877
InvestmentCompanyPortfolioTurnover			32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$58,549,885 Number of Portfolio Holdings5 Advisory Fee $661,877 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.0%
Money Market Funds	17.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	69.4%
SPDR Bloomberg High Yield Bond ETF	20.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	20.1%
iShares Broad USD High Yield Corporate Bond ETF	10.2%
Fidelity Investments Money Market Government Portfolio, Class I	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000126295
Shareholder Report [Line Items]
Fund Name			BTS Tactical Fixed Income Fund
Class Name			Class I Shares
Trading Symbol			BTFIX
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information Phone Number			1-877-287-9820
Additional Information Website			https://www.btsfunds.com/funds/tactical-fixed-income.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$174	1.69%

Expenses Paid, Amount			$ 174
Expense Ratio, Percent			1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In 2024, the BTS Tactical Fixed Income Fund (Class I) returned 5.59%, while Class A, Class C, and Class R returned 5.29%, 4.54%, and 5.02%, respectively. In contrast, the Bloomberg U.S. Aggregate Bond Index returned 1.25%. The Fund successfully navigated bond market volatility as the Federal Reserve’s rate path remained uncertain. In April, high inflation and strong economic data pushed the 10-year U.S. Treasury yield to 4.7%, triggering a 2.33% peak-to-trough drawdown for Class I shares. However, our allocation to high-yield bonds, which exhibited lower interest rate sensitivity, allowed the Fund to recover by early May. As inflation concerns eased, the Fed signaled rate cuts beginning in 2024. From May to September, optimism about economic momentum and anticipated rate reductions fueled a rally, during which the Class I share gained 6.63%. Our positioning in high-yield bonds capitalized on strong market sentiment. In Q4, bond market volatility returned as markets priced in a potential Trump victory. Despite a 0.75% interest rate reduction from September to November by the Federal Reserve, the 10-year Treasury yield jumped from 3.6% to 4.4% amid fiscal policy uncertainty. At its December meeting, the Fed paused further cuts, revising its 2025 outlook from 2-4 cuts to a maximum of two. These developments impacted rate-sensitive bonds more than our tactical high-yield positioning. The Fund’s Q4 peak-to-trough drawdowns remained within 1-2%, compared to 3-4% in the broader bond market.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BTS Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
05/27/15	$100,000	$100,000
12/31/15	$95,916	$99,750
12/31/16	$109,403	$102,391
12/31/17	$112,864	$106,017
12/31/18	$105,765	$106,029
12/31/19	$110,618	$115,272
12/31/20	$112,487	$123,925
12/31/21	$110,201	$122,014
12/31/22	$96,409	$106,140
12/31/23	$98,703	$112,008
12/31/24	$104,218	$113,408

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (May 27, 2015)
BTS Tactical Fixed Income Fund	5.59%	-1.18%	0.43%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.32%

Performance Inception Date				May 27, 2015
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date			Dec. 31, 2024
AssetsNet	$ 58,549,885	$ 58,549,885	$ 58,549,885	$ 58,549,885
Holdings Count | Holding	5	5	5	5
Advisory Fees Paid, Amount			$ 661,877
InvestmentCompanyPortfolioTurnover			32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$58,549,885 Number of Portfolio Holdings5 Advisory Fee $661,877 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.0%
Money Market Funds	17.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	69.4%
SPDR Bloomberg High Yield Bond ETF	20.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	20.1%
iShares Broad USD High Yield Corporate Bond ETF	10.2%
Fidelity Investments Money Market Government Portfolio, Class I	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000150698
Shareholder Report [Line Items]
Fund Name			BTS Tactical Fixed Income Fund
Class Name			Class R Shares
Trading Symbol			BTFRX
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information Phone Number			1-877-287-9820
Additional Information Website			https://www.btsfunds.com/funds/tactical-fixed-income.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$225	2.19%

Expenses Paid, Amount			$ 225
Expense Ratio, Percent			2.19%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In 2024, the BTS Tactical Fixed Income Fund (Class I) returned 5.59%, while Class A, Class C, and Class R returned 5.29%, 4.54%, and 5.02%, respectively. In contrast, the Bloomberg U.S. Aggregate Bond Index returned 1.25%. The Fund successfully navigated bond market volatility as the Federal Reserve’s rate path remained uncertain. In April, high inflation and strong economic data pushed the 10-year U.S. Treasury yield to 4.7%, triggering a 2.33% peak-to-trough drawdown for Class I shares. However, our allocation to high-yield bonds, which exhibited lower interest rate sensitivity, allowed the Fund to recover by early May. As inflation concerns eased, the Fed signaled rate cuts beginning in 2024. From May to September, optimism about economic momentum and anticipated rate reductions fueled a rally, during which the Class I share gained 6.63%. Our positioning in high-yield bonds capitalized on strong market sentiment. In Q4, bond market volatility returned as markets priced in a potential Trump victory. Despite a 0.75% interest rate reduction from September to November by the Federal Reserve, the 10-year Treasury yield jumped from 3.6% to 4.4% amid fiscal policy uncertainty. At its December meeting, the Fed paused further cuts, revising its 2025 outlook from 2-4 cuts to a maximum of two. These developments impacted rate-sensitive bonds more than our tactical high-yield positioning. The Fund’s Q4 peak-to-trough drawdowns remained within 1-2%, compared to 3-4% in the broader bond market.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BTS Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
May-2015	$10,000	$10,000
Dec-2015	$9,591	$9,991
Dec-2016	$10,890	$10,256
Dec-2017	$11,168	$10,619
Dec-2018	$10,412	$10,620
Dec-2019	$10,834	$11,546
Dec-2020	$10,966	$12,412
Dec-2021	$10,686	$12,221
Dec-2022	$9,305	$10,631
Dec-2023	$9,487	$11,219
Dec-2024	$9,963	$11,359

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (May 5, 2015)
BTS Tactical Fixed Income Fund	5.02%	-1.66%	-0.04%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.33%

Performance Inception Date				May 05, 2015
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date			Dec. 31, 2024
AssetsNet	$ 58,549,885	$ 58,549,885	$ 58,549,885	$ 58,549,885
Holdings Count | Holding	5	5	5	5
Advisory Fees Paid, Amount			$ 661,877
InvestmentCompanyPortfolioTurnover			32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$58,549,885 Number of Portfolio Holdings5 Advisory Fee $661,877 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.0%
Money Market Funds	17.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	69.4%
SPDR Bloomberg High Yield Bond ETF	20.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	20.1%
iShares Broad USD High Yield Corporate Bond ETF	10.2%
Fidelity Investments Money Market Government Portfolio, Class I	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.